RISKS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current assets	$ 1,336	$ 1,343
Current liabilities	$ 521	$ 631
Liquidity ratio	2.56%	2.13%